Statement of comprehensive income, OCI components presented before tax (Statement) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Statement of comprehensive income [abstract]
Profit (loss)	€ 4,144	€ 3,074
Other comprehensive income	568	1,829
Other comprehensive income that will not be reclassified to profit or loss, before tax	(79)	631
Other comprehensive income, before tax, gains (losses) on remeasurements of defined benefit plans	(208)	343
Non-current assests available for sale	0	0
Share of other comprehensive income of associates and joint ventures accounted for using equity method that will not be reclassified to profit or loss, net of tax	0	0
Other comprehensive income, before tax, gains (losses) from investments in equity instruments	116	295
Other comprehensive income, before tax, gains (losses) on hedging instruments that hedge investments in equity instruments	0	0
Other comprehensive income, before tax, change in fair value of financial liability attributable to change in credit risk of liability	(19)	135
Income tax relating to components of other comprehensive income that will not be reclassified to profit or loss	32	(142)
Other comprehensive income that will be reclassified to profit or loss, before tax	647	1,198
Other comprehensive income, before tax, hedges of net investments in foreign operations	(794)	(791)
Gains (losses) on hedges of net investments in foreign operations, before tax	(794)	(791)
Reclassification adjustments on hedges of net investments in foreign operations, before tax	0	0
Other Reclassifications Comprehensive Income Before Tax Hedges Of Net Investments In Foreign Operations	0	0
Other comprehensive income, before tax, exchange differences on translation	1,358	3,697
Gains (losses) on exchange differences on translation, before tax	1,358	3,697
Reclassification adjustments on exchange differences on translation, before tax	0	0
Other reclassifications other comprehensive income before tax exchange differences on translation	0	0
Other comprehensive income, before tax, cash flow hedges	288	(387)
Gains (losses) on cash flow hedges, before tax	288	(418)
Reclassification adjustments on cash flow hedges, before tax	0	31
Amounts removed from equity and included in carrying amount of non-financial asset (liability) whose acquisition or incurrence was hedged highly probable forecast transaction, net of tax	0	0
Other reclassification comprehensive income before tax cash flow hedges	0	0
Other Comprehensive Income Before Tax Debt Instruments At Fair Value With Changes In Other Comprehensive Income	(186)	(2,026)
Gains (losses) on remeasuring available-for-sale financial assets, before tax	(253)	(2,056)
Reclassification adjustments on available-for-sale financial assets, before tax	67	31
Other reclassification comprehensive income before tax available for sale financial assets	0	0
Other comprehensive income before tax non current assets held for sale	0	0
Gains (losses) on non current assets held for sale	0	0
Reclassification adjustments on non current assets held for sale	0	0
Other Reclassifications Comprehensive Income Before Tax Non Current Assets Held For Sale	0	0
Share of other comprehensive income of associates and joint ventures accounted for using equity method that will be reclassified to profit or loss, before tax	14	1
Income tax relating to components of other comprehensive income that will be reclassified to profit or loss	(34)	703
Comprehensive income	4,712	4,903
Comprehensive income, attributable to non-controlling interests	118	1,079
Comprehensive income, attributable to owners of parent	€ 4,594	€ 3,824